DLA Piper LLP (US) 4141 Parklake Avenue, Suite 300 Raleigh, North Carolina 27612-2350 www.dlapiper.com Robert H. Bergdolt robert.bergdolt@dlapiper.com T 919.786.2002 F 919.786.2200

February 9, 2010

Via Courier and EDGAR

Erin E. Martin, Attorney-Advisor

William Demarest, Staff Accountant

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E., Mail Stop 3010 CF/AD8

Washington, D.C. 20549

Re:	Resource Real Estate Opportunity REIT, Inc.

Amendment No. 3 to Form S-11

Filed on February 9, 2010

File No. 333-160463

(Confidential, For Use of the Commission Only)

Dear Ms. Martin and Mr. Demarest:

On behalf of our client, Resource Real Estate Opportunity REIT, Inc. (“we,” “us” or the “Company”), and pursuant to applicable provisions of the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, please find the attached for filing with the Securities and Exchange Commission (the “Commission”) via EDGAR, a complete copy of Amendment No. 3 to the above-referenced Registration Statement on Form S-11 (“Amendment No. 3”).

Amendment No. 3 includes revisions in response to the comment letter from the staff of the Commission’s Division of Corporation Finance (the “Staff”) to Alan F. Feldman of the Company dated December 1, 2009 (the “Comment Letter”). This letter provides responses to the Comment Letter, with responses keyed to the numbered comments in the Comment Letter.

For the Staff’s convenience, the Company is providing the Staff with four clean copies of Amendment No. 3 along with four additional copies marked to indicate the location of changes from the Company’s filing of Amendment No. 2 to the registration statement filed on November 12, 2009, together with copies of this response letter as filed with the Commission.

Securities and Exchange Commission

February 9, 2010

Management, page 82

Executive Officers and Directors, page 83

1.	Please revise to disclose that Jonathan Z. Cohen is the son of the chairman and CEO of Resource America, Inc., the parent company of your sponsor and advisor.

Response: Pursuant to the Staff’s request, we have revised Mr. Jonathan Z. Cohen’s biography to include that he is the son of the Chairman of Resource America, Mr. Edward E. Cohen.

Prior Performance Summary, page 146

2.	We note your response to comment 6 in our letter dated October 7, 2009 and the revised disclosure on pages 2 and 9 that: “Although Resource America sponsored RAIT Financial’s initial public offering in 1998, Resource America did not serve as the external manager or advisor.” Please revise your disclosure to briefly clarify how Resource America “sponsored” the initial public offering.

Response: In connection with the Staff’s comment, we have revised the disclosure to clarify that Resource America sponsored RAIT Financial’s initial public offering by creating the initial RAIT Financial entity, selling RAIT Financial its initial portfolio of assets, and retaining an initial 15% ownership interest and the right to appoint one member to its board of trustees.

We greatly appreciate the Staff’s assistance in processing this filing. If you should have any questions about this letter or require any further information, please call Neil Miller at (202) 799-4215 or me at (919) 786-2002.

Very truly yours,

DLA Piper LLP (US)

/s/ Robert H. Bergdolt
Robert H. Bergdolt
Partner

Cc:	Jennifer Gowetski, SEC Senior Counsel
Eric McPhee, SEC Senior Accountant
Alan F. Feldman, Resource Real Estate Opportunity REIT, Inc.